Stockholder's Equity	3 Months Ended
Mar. 31, 2014
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 11 — STOCKHOLDERS’ EQUITY

Common Stock — The Company has 100,000,000 authorized shares of common stock $0.0001.  As of March 31, 2014 there were 8,040,000 shares issued and outstanding, including 185,053 shares of common stock reserved for issuance to the non-consenting shareholders of DanDrit Denmark and deemed issued and outstanding for accounting purposes.

Share Exchange Agreement/Reverse Acquisition - On February 12, 2014, the Company signed and consummated the transactions contemplated by a Share Exchange Agreement (the "Share Exchange Agreement"), by and among DanDrit USA (formerly known as Putnam Hills Corp.), DanDrit Denmark and N.E. Nielsen, as the representative of the shareholders of DanDrit Denmark, pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity securities in Dandrit Denmark in exchange for 6,000,000 shares of common stock, par value $0.0001 per share of the Company (the “Share Exchange”).  The Share Exchange closed on February 12, 2014 pursuant to which holders of approximately 97% of the issued and outstanding capital stock of DanDrit Denmark (the “DanDrit Consenting Holders”) exchanged an aggregate of 3,879,624 equity interests of DanDrit Denmark for 5,814,947 shares of DanDrit USA. As a result of the closing of the Share Exchange the Company became the parent of DanDrit Denmark.  In accordance with Section 70 of the Danish Companies Act and the Articles of Association of DanDrit Denmark, DanDrit Denmark shareholders who have not consented to the Share Exchange (the “Non-Consenting Shareholders”) and therefore have not exchanged such DanDrit Denmark shareholder’s equity interests in DanDrit Denmark for shares of DanDrit USA, are entitled to receive up to an aggregate of 185,053 shares of common stock of DanDrit USA in exchange for the DanDrit Denmark equity interests owned by such Non-Consenting Shareholders. As a result of the Share Exchange, the former shareholders of Dandrit Denmark became the controlling shareholders of the Company. The Share Exchange was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Dandrit Denmark is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization in accordance with the exchange ratio established in the merger.

On February 11, 2014 1,400,000 and 40,000 common shares of the Company were issued for consulting and legal services valued at $5 per share or $7,000,000 and $200,000, respectively. These shares were issued by the Company prior to the reverse acquisition of DanDrit Denmark and the $7,200,000 was closed out to additional paid in capital in connection with the recapitalization of the Subsidiary.

On February 12, 2014, the Company’s majority shareholder cancelled 4,400,000 shares of common stock.

Upon the closing of the Share Exchange, the Company and the its majority shareholder immediately prior to the closing agreed to cancel up to 4,400,000 shares of our common stock.  In addition, following the closing of the Share Exchange, DanDrit Biotech USA, Inc., a wholly owned subsidiary of the Company merged with and into the Company, thereby changing the Company’s name to “DanDrit Biotech USA, Inc.”

On December 16, 2013, DanDrit Denmark issued 174,578 shares of its common stock which were exchanged for 261,665 shares of common stock of the Company upon the closing of the Share Exchange in payment of a $1,500,000 convertible bond, $179,612 of accrued interest and the remaining $673,736 of derivative liability associated with the conversion feature of the bond.

On December 16, 2013, DanDrit Denmark issued 96,288 shares of its common stock which were exchanged for 144,321 shares of common stock of the Company upon the closing of the Share Exchange in payment of $926,386 of notes payable and related accrued interest payable to DKTI.

On December 16, 2013, DanDrit Denmark issued 184,051 shares of its common stock which were exchanged for 275,863 shares of common stock of the Company upon the closing of the Share Exchange in payment of $1,770,757 of notes payable and related accrued interest payable to Sune Olsen Holdings ApS and Advance Biotech Invest AS.

Voting- Holders of the Company’s common stock are entitled to one vote for each share held of record on each matter submitted to a vote of stockholders, including the election of directors, and do not have any right to cumulate votes in the election of directors.

 Dividends- Holders of the Company’s common stock are entitled to receive ratably such dividends as our Board of Directors from time to time may declare out of funds legally available.

 Liquidation Rights- In the event of any liquidation, dissolution or winding-up of affairs of the Company, after payment of all of our debts and liabilities, the holders of the Company’s common stock will be entitled to share ratably in the distribution of any of our remaining assets.

Other Matters- Holders of the Company’s common stock have no conversion, preemptive or other subscription rights, and there are no redemption rights or sinking fund provisions with respect to the common stock. All of the issued and outstanding shares of common stock on the date of this report are validly issued, fully paid and non-assessable.